6. STOCK OPTION PLAN (Details-Option activity) (Options [Member], USD $)	9 Months Ended
Sep. 30, 2014
Options [Member]
Shares
Shares outstanding - beginning	7,045,000
Shares granted	6,785,000
Shares exercised	0
Shares cancelled and expired	(100,000)
Shares outstanding - ending	13,730,000
Shares exercisable	12,063,332
Weighted Average Exercise Price
Weighted average exercise price - beginning	$ 0.63
Weighted average exercise price - shares granted	$ 0.42
Weighted average exercise price - shares Cancelled	$ 0.90
Weighted average exercise price - ending	$ 0.52
Weighted average exercise price - exercisable	$ 0.53
Weighted Average Remaining Contractural Term
Weighted average contractural term - beginning	2 years 15 days
Weighted average contractural term - granted	7 years 10 months 13 days
Weighted average contractural term - ending	5 years 9 months 29 days
Weighted average contractural term - exercisable	5 years 11 months 23 days
Aggregate Intrinsic Value
Aggregate intrinsic value - beginning	$ 314,750
Aggregate intrinsic value - granted	150,000
Aggregate intrinsic value - ending	253,250
Aggregate intrinsic value - exercisable	$ 253,250